Accounts payable and accrued liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Summary of Accounts Payable and Accrued Liabilities

	October 31, 2021	October 31, 2020
	$	$
Accounts payable	9,447,394	2,454,421
Accrued expenses	6,452,754	1,177,377
Accrued compensation	2,800,968	732,574

	18,701,116	4,364,372